RIGHT-OF-USE ASSET	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
RIGHT-OF-USE ASSET

During the first-time application of IFRS 16 to the Company’s office lease, the recognition of a right of use asset was required and the leased asset was measured at the amount of the lease liability using the Company’s current incremental borrowing rate of 10%. The lease contains no extension or termination options. The following table presents the right-of-use-asset as at January 1, 2019, December 31, 2019 and December 31, 2020:

Initial recognition, January 1, 2019	$81,617
Additions	-
Depreciation	(31,594)
Balance at December 31, 2019	$50,023
Depreciation	(31,593)
Balance at December 31, 2020	$18,430